LOANS RECEIVABLE, NET - Summary of the allowance for credit losses (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ 0
Balance at end of the year	0	¥ 0
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	(27,255,000)	(27,700,000)
Current year credit losses	(18,609,000)	(27,735,000)	¥ (27,498,000)
Current year write off	27,665,000	9,087,000
Disposal of a subsidiary		18,236,000
Foreign currency exchange	208,000	857,000	(202,000)
Balance at end of the year	¥ (17,991,000)	¥ (27,255,000)	¥ (27,700,000)